Capital Structure - Armistice Private Placement (Details) - USD ($)			1 Months Ended
	Jul. 06, 2017	Apr. 27, 2017	Aug. 14, 2017
Common Stock | Subsequent Event
Class of Stock [Line Items]
Conversion of preferred stock, shares issued			11,940,000
Securities Purchase Agreement
Class of Stock [Line Items]
Value of securities issued		$ 5,000,000
Proceeds from sale of shares under common stock purchase agreements		$ 4,650,000
Warrants to purchase shares of common stock, maximum, shares		14,285,714
Exercise price per share (usd per share)		$ 0.40
Securities Purchase Agreement | Series A Preferred Stock
Class of Stock [Line Items]
Share price (usd per share)		$ 1,000
Securities Purchase Agreement | Common Stock
Class of Stock [Line Items]
Common stock issued (in shares)		2,345,714
Share price (usd per share)		$ 0.35
Shares of common stock purchased as a percent of outstanding shares		19.99%
Conversion of preferred stock, shares issued		11,940,000
Securities Purchase Agreement | Common Stock | Subsequent Event
Class of Stock [Line Items]
Conversion of preferred stock, shares issued	11,940,000
Securities Purchase Agreement | Preferred Stock | Subsequent Event
Class of Stock [Line Items]
Additional paid in capital, warrant	$ 1,679,198
Additional paid in capital, conversion feature of preferred stock	$ 2,775,526
Securities Purchase Agreement | Preferred Stock | Series A Preferred Stock
Class of Stock [Line Items]
Common stock issued (in shares)		4,179